10. INCOME TAXES (Details Narrative) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 CAD ($)	Apr. 01, 2017 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred tax assets	$ 10,799		$ 4,617
Foreign tax credits to offset taxes payable	4,200
Carried back to prior year capital gains	644,100
Temporary differences not recognized	15,200			$ 10,000
UNITED KINGDOM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred tax assets	2,230
Tax losses carried forward	131,300
Deferred tax asset deduct against future taxable income	$ 7,200
UNITED KINGDOM | British Pound Sterling
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of maximum amount of profit carried-forward	50.00%
Allowance of unrestricted taxable income | £		£ 5,000